Earn-Out Shares - Summary of Activity for Earn-Out Liability (Detail) - Fair Value, Inputs, Level 3 [Member] - Earn Out Liability [Member] $ in Thousands	4 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 61,024
Incremental shares due to option holder forfeitures	16
Change in fair value	(48,910)
Fair value, Ending Balance	$ 12,130